Schedule of investments
Delaware Tax-Free Idaho Fund	May 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.06%
Education Revenue Bonds — 22.49%
Boise, Idaho State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	$ 508,700
Series A 5.00% 4/1/48	435,000	444,052
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,275,000	1,231,803
(Alturas International Academy Project) 4.00% 5/1/52	1,500,000	1,260,465
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	652,074
Series A 3.00% 5/1/41	3,150,000	2,470,576
Series A 4.00% 5/1/56	1,585,000	1,294,343
(Compass Public Charter School Project)
Series A 144A 6.00% 7/1/39 #	370,000	383,753
Series A 144A 6.00% 7/1/49 #	595,000	610,280
Series A 144A 6.00% 7/1/54 #	570,000	582,130
(Compass Public Charter School) Series A 144A 5.00% 7/1/54 #	1,000,000	925,440
(Gem Prep: Meridian Project) Series A 4.00% 5/1/57	1,000,000	818,460
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	302,198
Series A 4.00% 5/1/50	520,000	440,222
Series A 4.00% 5/1/55	305,000	251,405
Series A 144A 5.00% 12/1/38 #	2,050,000	1,992,169
Series A 144A 5.00% 12/1/46 #	1,000,000	927,980
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	754,890
(North Star Charter School)
Series A 6.75% 7/1/48	529,151	536,945
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	487,665
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,000,000	2,539,740
Series A 4.00% 5/1/55	1,100,000	906,708
(Victory Charter School Project) Series A 144A 5.00% 7/1/39 #	1,500,000	1,457,565
(White Pine Charter School Project) Series A 5.75% 5/1/58	1,000,000	1,047,440
Idaho State University General Revenue
Series A 4.00% 4/1/37	350,000	352,163
Series A 4.50% 4/1/52	1,750,000	1,766,642
Series A 5.25% 4/1/42	605,000	657,623
NQ- VF [0524] 0724 (3695142)    1

Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho State University Revenue
3.00% 4/1/49	1,700,000	$ 1,255,076
The Regents of The University of Idaho General Revenue
Series A 4.00% 4/1/45 (BAM)	700,000	675,374
Series A 5.00% 4/1/35 (AGM)	580,000	634,891
University of Idaho Revenue
Unrefunded Series A 5.00% 4/1/41	680,000	705,786
		28,874,558
Electric Revenue Bonds — 2.23%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,009,900
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	19,875
Series AAA 5.25% 7/1/25 ‡	45,000	11,925
Series CCC 5.25% 7/1/27 ‡	345,000	91,425
Series WW 5.00% 7/1/28 ‡	320,000	84,800
Series WW 5.50% 7/1/38 ‡	1,500,000	397,500
Series XX 4.75% 7/1/26 ‡	50,000	13,250
Series XX 5.25% 7/1/40 ‡	595,000	157,675
Series XX 5.75% 7/1/36 ‡	175,000	46,375
Series ZZ 4.75% 7/1/27 ‡	40,000	10,600
Series ZZ 5.25% 7/1/24 ‡	60,000	15,900
		2,859,225
Healthcare Revenue Bonds — 12.69%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	1,350,000	1,325,079
(St. Luke's Health System Project)
3.00% 3/1/51 (BAM)	3,300,000	2,441,274
4.00% 3/1/46 (BAM)	500,000	475,755
4.00% 3/1/51 (BAM)	2,210,000	2,031,476
Series A 3.00% 3/1/51	3,000,000	2,163,030
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	3,900,000	3,773,406
Series ID 5.00% 12/1/46	750,000	760,808
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	575,000	573,028
Series A 5.25% 11/15/37	1,005,000	854,853
Series A 5.25% 11/15/47	1,130,000	856,291
2    NQ- VF [0524] 0724 (3695142)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 5.00% 9/1/43	1,000,000	$ 1,040,050
		16,295,050
Housing Revenue Bonds — 6.80%
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,002,235
Series A 3.125% 7/1/54	2,000,000	1,394,840
Idaho Housing & Finance Association Revenue
Series A 4.50% 1/21/49 (GNMA)	191,909	190,992
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 4.65% 1/1/54 (GNMA)	3,000,000	2,990,010
Series A 4.75% 1/1/48 (GNMA)	1,000,000	1,009,670
Series C 3.00% 1/1/43 (FHA)	425,000	331,815
Series C 4.80% 7/1/53 (GNMA)	1,800,000	1,815,732
		8,735,294
Industrial Development Revenue/Pollution ControlRevenue Bonds — 4.41%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	30,000,000	2,410,500
Nez Perce County, Idaho Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	1,242,237
Power County, Idaho Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,005,920
		5,658,657
Lease Revenue Bonds — 11.62%
Boise, Idaho Urban Renewal Agency Revenue
5.00% 12/15/31	750,000	766,388
5.00% 12/15/32	750,000	765,840
City of Idaho Falls, Annual Appropriation Certificates of Participation Revenue
4.00% 9/15/39	1,050,000	1,040,361
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Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	2,000,000	$ 1,949,280
Idaho Fish & Wildlife Foundation Revenue
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/36	525,000	530,014
4.00% 12/1/39	1,540,000	1,536,504
4.00% 12/1/42	1,300,000	1,276,886
4.00% 12/1/44	250,000	243,128
(Idaho Department of Fish & Game Nampa Regional Office Project) 5.00% 12/1/41	200,000	210,158
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	420,000	420,470
Series A 7.00% 2/1/36	1,500,000	1,502,520
Idaho Housing & Finance Association Revenue
Series A 4.00% 7/15/39	2,735,000	2,718,234
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	1,290,000	1,219,373
Nez Perce County, Idaho Annual Appropriation Certificates of Participation Revenue
5.00% 3/1/52	710,000	735,936
		14,915,092
Local General Obligation Bonds — 8.98%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/34	1,000,000	1,032,690
5.00% 8/1/35	1,160,000	1,197,329
5.00% 8/1/36	500,000	515,065
Canyon County, Idaho School District No. 139 Vallivue
5.00% 9/15/42	1,000,000	1,088,510
5.00% 9/15/43	2,000,000	2,171,320
(School Board Guaranteed) Series B 5.00% 9/15/24	1,480,000	1,481,391
City of Ketchum, Idaho
2.125% 9/15/41	500,000	336,900
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	538,650
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/37	1,000,000	$ 1,005,360
Series C 5.00% 9/15/42	500,000	509,940
Madison County, Idaho School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/31	600,000	626,412
Nez Perce County, Idaho Independent School DistrictNo. 1
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/36	1,000,000	1,029,770
		11,533,337
Pre-Refunded Bonds — 1.29%
Ada & Canyon Counties, Idaho Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/35-27 §	1,100,000	1,148,719
Idaho State Building Authority Revenue
(State Office Campus Project) Series A 4.00% 9/1/48-27 §	500,000	510,110
		1,658,829
Resource Recovery Revenue Bond — 0.30%
Idawy, Idaho Solid Waste District Revenue
Series A 3.00% 1/1/50	550,000	384,131
		384,131
Special Tax Revenue Bonds — 22.89%
Commonwealth of Puerto Rico Revenue
(Subordinate)
3.158% 11/1/43 •	3,383,013	2,101,696
3.799% 11/1/51 •	3,330,467	1,723,517
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	4,455,307	4,338,355
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/39	230,000	230,612
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
5.00% 8/15/47	3,630,000	3,854,769
Series A 4.00% 8/15/48	2,370,000	2,248,443
Series A 5.00% 8/15/42	2,000,000	2,200,220
Series A 5.25% 8/15/48	1,620,000	1,768,133
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Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	$ 3,565,392
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.466% 7/1/46 ^	3,320,000	1,063,396
Series A-1 5.974% 7/1/51 ^	7,109,000	1,690,734
(Restructured)
Series A-1 4.55% 7/1/40	875,000	881,248
Series A-1 4.75% 7/1/53	3,045,000	3,025,877
Series A-1 5.00% 7/1/58	691,000	691,221
		29,383,613
Transportation Revenue Bonds — 2.18%
City of Boise, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	1,740,908
(Public Parking Facilities Project) Series A 5.00% 9/1/51	1,000,000	1,051,510
		2,792,418
Water & Sewer Revenue Bonds — 2.18%
City of Boise, Idaho Water Renewal Revenue
5.00% 9/1/51	2,000,000	2,112,200
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	650,000	689,552
		2,801,752
Total Municipal Bonds (cost $132,545,389)		125,891,956
6    NQ- VF [0524] 0724 (3695142)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 1.64%
Money Market Mutual Funds — 1.64%
Dreyfus Tax Exempt Cash Management - Institutional Shares (seven-day effective yield 3.11%)	2,102,069	$ 2,101,858
Total Short-Term Investments (cost $2,101,858)		2,101,858
Total Value of Securities—99.70% (cost $134,647,247)		127,993,814

Receivables and Other Assets Net of Liabilities—0.30%		389,064
Net Assets Applicable to 12,426,310 Shares Outstanding—100.00%		$128,382,878
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2024, the aggregate value of Rule 144A securities was $10,071,152, which represents 7.84% of the Fund’s net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
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Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
Summary of abbreviations: (continued)
USD – US Dollar
8    NQ- VF [0524] 0724 (3695142)